Commitments and contingencies (Details) (Vale New Caledonia S.A.S., USD $)	12 Months Ended
Dec. 31, 2011
Option to purchase shares of VNC | Sumic
Description of put option and other commitments
Percentage of shares held by Sumic Nickel Netherlands B.V in VNC	21.00%
Lowest level of shares to be sold (as a percent of shares owned)	25.00%
Medium level of shares to be sold (as a percent of shares owned)	50.00%
Highest level of shares to be sold (as a percent of shares owned)	100.00%
The period over which the prescribed process occurs	5 months
Put option exercise description	$ 4,600,000,000
Bank Guarantee
Description of put option and other commitments
Letters of credit and guarantees	$ 465,000,000